Exhibit 99.1

Capital One Prime Auto Receivables Trust

Automobile Receivable - Backed Notes

Series 2006-1

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Prime Auto Receivables Trust 2006-1 as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 3/10/2006.

		Payment Date:	05/15/2006
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	04/17/2006
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	04/01/2006
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	04/30/2006
Indenture Trustee:	JPMorgan Chase	Record Date:	05/12/2006
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	04/17/2006
Administrator:	Capital One Auto Finance, Inc.	Coupon Accrual End Date:	05/14/2006
Custodian:	Capital One Auto Finance, Inc.	Days of Interest for Period:	28
Guarantor:	Capital One Financial Corporation	Days in Collection Period:	30
		Months Seasoned:	2

					Optional
				Accelerated	Principal
	Original Note	Opening	Principal	Principal	Payment			Day		Calculated
Class	Balance	Balance	Payment	Payment	Amount	Closing Balance	Days	Basis	Interest Rate	Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000
A1	$212,000,000.00	$183,970,021.48	$29,068,133.88	$0.00	$0.00	$154,901,887.60	28	Actual/360	4.87200%	$697,123.73	$697,123.73
			137.11			0.7307				3.29	3.29
A2	$247,000,000.00	$247,000,000.00	$0.00	$0.00	$0.00	$247,000,000.00	30	30/360	5.04000%	$1,037,400.00	$1,037,400.00
						1.0000				4.20	4.20
A3	$365,000,000.00	$365,000,000.00	$0.00	$0.00	$0.00	$365,000,000.00	30	30/360	4.99000%	$1,517,791.67	$1,517,791.67
						1.0000				4.16	4.16
A4	$146,844,000.00	$146,844,000.00	$0.00	$0.00	$0.00	$146,844,000.00	30	30/360	5.01000%	$613,073.70	$613,073.70
						1.0000				4.18	4.18
B1	$29,156,000.00	$29,156,000.00	$0.00	$0.00	$0.00	$29,156,000.00	30	30/360	5.13000%	$124,641.90	$124,641.90
						1.0000				4.28	4.28
TOTAL	$1,000,000,000.00	$971,970,021.48	$29,068,133.88	$0.00	$0.00	$942,901,887.60				$3,990,031.00	$3,990,031.00
			29.07			0.9429					3.99

COPAR 2006-1	April 2006

Capital One Prime Auto Receivables Trust

Series 2006-1

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	29,581,373.56
Liquidation Proceeds Collected During Period	0.00
Receivables Repurchase Amounts	176,012.96
Interest Collected on Receivables	5,095,087.79
Return of Excess Deposit - Prefunding Account	—
Advances from the Reserve Fund	—
Release from Reserve Fund Account	—
Investment Earnings on Trust Accounts
Collection Account	103,795.57
Transfer from Reserve Fund	36,032.52
Transfer from Pre-Funding Account	451,577.99
Optional Note Redemption Prepayment Amount	—

Total Available Funds		35,443,880.39

Distributions:
Trustee Fees	—
Servicing Fees	348,371.66
Class A Noteholders’ Accrued Note Interest	3,865,389.10
Shortfall - Class A Noteholders’ Accrued Note Interest	—
First Allocation of Principal	—
Class B Noteholders’ Accrued Note Interest	124,641.90
Shortfall - Class B Noteholders’ Accrued Note Interest	—
Second Allocation of Principal	29,068,133.88
Deposit/(Release) to/from Reserve Account, to Required Level	2,037,343.85
Other Amounts Due to the Trustees	—
Optional Note Redemption Amount Prepayment Amount / EOD Prin Payment	—
Distribution to the Equity Certificate Holder	—

Total Distributions		35,443,880.39

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		836,091,990.93
Purchase of Subsequent Receivables		158,250,977.65
Monthly Principal Amounts
Regular Principal Received	16,113,607.45
Prepaid Principal Received	13,467,766.11
Defaulted Receivables	2,290.73
Principal Portion of Repurchased Receivables	174,955.14
Cram Down Losses and other non-cash adjustments	(21,162.46)
Total Monthly Principal Amounts		29,737,456.97
End of Period Aggregate Receivables Balance		964,605,511.61
Pool Factor (End of period Aggregate Receivables Balance / Original Pool Balance)		0.9429

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		154,690,100.35
Purchase of Subsequent Receivables	154,690,100.35
Investment Earnings	451,577.99
Investment Earning Transfer to Collection Account	(451,577.99)
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account Balance		10,599,904.51
Deposits to Reserve Account - Subsequent Fundings		1,582,509.78
Subtotal		12,182,414.29

Reserve Account Requirement	19,292,110.23
Reserve Acount Shortfall / (Excess)	7,109,695.94
Deposit to Reserve Fund, to Required Level		2,037,343.85
Release from Reserve Account		0.00
End of Period Reserve Account Balance		14,219,758.14

Change in Reserve Account Balance from Prior Period		3,619,853.63

EOP Shortfall		5,072,352.09

PREFUNDED LOANS

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	51,211	03/02/2006	03/09/2006	$864,767,160.76

Subsequent Purchase #1	9,994	04/23/2006		$158,250,977.65

Subsequent Purchase #2	0			$0.00

Subsequent Purchase #3	0			$0.00

Total	61,205			$1,023,018,138.41

ASSET PERFORMANCE

Monthly Period And Cumulative Number of Receivables Calculation:

	Cumulative	Current
Beginning Number of Receivables	51,211	50,215
Number of Subsequent Receivables Purchased	9,994	9,994
Number of Receivables Defaulted During Period	1	1
Number of Receivables Purchased During Period	27	10
Number of Receivables Paid-Off During Period	1,934	955
Ending Number of Receivables	59,243	59,243

Statistical Data (Current and Historical):

		Total, Incl. Subseq.
	Initial	Additions	Prev. Month	Current
Weighted Average APR of the Receivables	7.02%	7.08%	7.01%	7.07%
Weighted Average Remaining Term of the Receivables	57.09	57.11	56.59	55.99
Weighted Average Original Term of the Receivables	60.59	60.60	60.59	60.59
Average Receivable Balance	16,886.36	16,714.62	16,650.24	16,282.19

Receivables with Scheduled Payment Delinquent

	Units	Dollars	Percentage
31-60 days	98	1,509,012	0.16%
61-90 days	25	364,694	0.04%
over 90 days	2	88,344	0.01%
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	27	453,038	0.05%

Delinquency Ratio:

Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	453,038.08
Repossessed Receivables with Scheduled Payment Delinquent Between 0 and 60 Days at the End of Period	24,388.04
Subtotal:	477,426.12
End of Period Current Principal Balance	964,605,511.61
Delinquency Ratio		0.05%

Current Net Charge-off Rate:

Receivables becoming Defaulted Receivables during period	2,290.73
Cram Down Losses occurring during period	(21,162.46)
Liquidation Proceeds collected during period	0.00
Net Losses during period	(18,871.73)
Monthly Annualized Net Charge-Off Ratio		-0.03%

OFFICER’S CERTIFICATION

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and

this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Sale and Servicing

Agreement dated as of March 9, 2006, as amended, by and among the Servicer, Capital One Prime Auto Receivables Trust

2006-1, as Issuer, Capital One Auto Receivables, LLC, as Seller, and JPMorgan Chase Bank, as Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.
as Servicer

By:	/s/ Steve Richter
Name:	Steve Richter
Title:	Assistant Vice President
Date:	05/10/2006